UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-08876
Investment Company Act File Number
Senior Debt Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Senior Debt Portfolio
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 121.3%(1)

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Aerospace and Defense — 3.1%

Aeroflex, Inc.
Term Loan, 4.25%, Maturing May 9, 2018		1,975	$1,970,053
Booz Allen Hamilton, Inc.
Term Loan, 4.00%, Maturing August 3, 2017		4,863	4,883,217
DAE Aviation Holdings, Inc.
Term Loan, 5.26%, Maturing July 31, 2014		6,368	6,357,688
Term Loan, 5.26%, Maturing July 31, 2014		4,707	4,699,224
Delos Aircraft, Inc.
Term Loan, 7.00%, Maturing March 17, 2016		3,950	3,978,215
Doncasters (Dundee HoldCo 4 Ltd.)
Term Loan, 4.19%, Maturing May 15, 2015		1,294	1,218,613
Term Loan, 4.64%, Maturing July 13, 2015	GBP	574	888,817
Term Loan, 5.14%, Maturing July 13, 2015	GBP	574	888,817
Term Loan, 4.69%, Maturing May 13, 2016		1,294	1,218,613
Ducommun, Inc.
Term Loan, 5.50%, Maturing June 28, 2017		1,550	1,559,204
DynCorp International, LLC
Term Loan, 6.25%, Maturing July 5, 2016		2,793	2,813,767
Evergreen International Aviation
Term Loan, 12.25%, Maturing July 5, 2016		2,575	2,510,625
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012		5,405	5,399,910
International Lease Finance Co.
Term Loan, 6.75%, Maturing March 17, 2015		5,000	5,031,695
Spirit AeroSystems, Inc.
Term Loan, 3.44%, Maturing September 30, 2016		2,607	2,624,992
TransDigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		6,293	6,309,108
Wesco Aircraft Hardware Corp.
Term Loan, 3.19%, Maturing April 7, 2016		2,694	2,690,972
Term Loan, 4.25%, Maturing April 7, 2017		1,128	1,134,909
Wyle Services Corp.
Term Loan, 5.75%, Maturing March 27, 2017		1,879	1,888,517

			$58,066,956

Automotive — 5.4%

Allison Transmission, Inc.
Term Loan, 2.94%, Maturing August 7, 2014		19,730	$19,356,066
Autoparts Holdings, Ltd.
Term Loan, Maturing July 28, 2017(2)		1,225	1,218,875
Chrysler Group, LLC
Term Loan, 6.00%, Maturing May 24, 2017		9,400	9,167,942
Delphi Corp.
Term Loan, 3.50%, Maturing March 31, 2017		5,581	5,608,975
Federal-Mogul Corp.
Term Loan, 2.13%, Maturing December 29, 2014		9,670	9,234,527
Term Loan, 2.13%, Maturing December 28, 2015		5,851	5,587,863
Financiere Truck (Investissement)
Term Loan, 3.76%, Maturing February 15, 2012	EUR	605	778,069
Term Loan, 1.60%, Maturing February 15, 2015(3)(4)	GBP	964	1,448,486

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Ford Motor Co.
Term Loan, 2.94%, Maturing December 16, 2013		919	$919,123
Term Loan, 2.94%, Maturing December 16, 2013		2,783	2,783,859
Goodyear Tire & Rubber Co.
Term Loan - Second Lien, 1.94%, Maturing April 30, 2014		18,799	18,161,452
HHI Holdings, LLC
Term Loan, 7.00%, Maturing March 21, 2017		1,347	1,349,992
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		8,275	8,320,810
Metaldyne, LLC
Term Loan, 5.25%, Maturing May 18, 2017		5,337	5,333,290
Remy International, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		2,488	2,499,938
Tenneco Automotive, Inc.
Term Loan, 5.19%, Maturing March 17, 2014		3,125	3,144,531
TI Automotive, Ltd.
Term Loan, 9.50%, Maturing July 1, 2016		993	1,002,425
TriMas Corp.
Term Loan, 4.25%, Maturing June 21, 2017		3,050	3,053,812
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		1,468	1,477,715

			$100,447,750

Beverage and Tobacco — 0.1%

Culligan International Co.
Term Loan - Second Lien, 6.08%, Maturing April 1, 2013	EUR	1,400	$591,763
Maine Beverage Co., LLC
Term Loan, 2.00%, Maturing March 31, 2013		609	591,094

			$1,182,857

Brokers, Dealers and Investment Houses — 0.2%

Mondrian Investment Partners, Ltd.
Term Loan, 5.50%, Maturing July 12, 2018		4,150	$4,150,000

			$4,150,000

Building and Development — 2.6%

401 North Wabash Venture, LLC
Term Loan, 6.74%, Maturing July 27, 2012(4)		4,579	$3,845,968
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018		3,441	3,448,544
Beacon Sales Acquisition, Inc.
Term Loan, 2.22%, Maturing September 30, 2013		2,680	2,637,952
Brickman Group Holdings, Inc.
Term Loan, 7.25%, Maturing October 14, 2016		2,587	2,623,381
CB Richard Ellis Services, Inc.
Term Loan, 3.25%, Maturing March 5, 2018(3)		1,774	1,758,761
Term Loan, 3.69%, Maturing September 4, 2019		2,676	2,650,630
Forestar USA Real Estate Group, Inc.
Revolving Loan, 2.43%, Maturing August 6, 2013(3)		666	656,156
Term Loan, 6.50%, Maturing August 6, 2015		6,106	6,075,600
Lafarge Roofing
Term Loan, 3.25%, Maturing March 16, 2015(4)		1,128	1,022,547
Term Loan, 5.00%, Maturing April 16, 2015(4)	EUR	381	776,025
Materis
Term Loan, 3.99%, Maturing April 27, 2014	EUR	802	1,092,791
Term Loan, 4.35%, Maturing April 27, 2015	EUR	872	1,187,619

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
NCI Building Systems, Inc.
Term Loan, 8.00%, Maturing April 18, 2014	976	$966,084
Panolam Industries Holdings, Inc.
Term Loan, 8.25%, Maturing December 31, 2013	3,201	3,104,751
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	4,098	4,110,510
Realogy Corp.
Term Loan, 3.19%, Maturing October 10, 2013	180	170,355
Term Loan, 3.27%, Maturing October 10, 2013	2,523	2,390,889
South Edge, LLC
Term Loan, 0.00%, Maturing October 31, 2009(5)	4,475	4,310,915
WCI Communities, Inc.
Term Loan, 11.00%, Maturing September 2, 2016(4)	1,241	1,210,425
Woodlands Land Development Co. LP (The)
Term Loan, 5.00%, Maturing March 7, 2014	5,000	5,012,500

		$49,052,403

Business Equipment and Services — 9.4%

Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017	8,603	$8,666,414
Affinion Group, Inc.
Term Loan, 5.00%, Maturing October 10, 2016	11,974	11,952,896
Allied Security Holdings, LLC
Term Loan, 5.00%, Maturing February 3, 2017	1,397	1,404,355
BakerCorp.
Term Loan, 5.00%, Maturing June 1, 2018	3,425	3,435,703
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017	2,125	2,119,687
Dealer Computer Services, Inc.
Term Loan, 2.69%, Maturing April 21, 2016	2,333	2,315,833
Term Loan, 3.75%, Maturing April 20, 2018	6,700	6,720,937
Education Management, LLC
Term Loan, 2.00%, Maturing June 3, 2013	6,531	6,445,351
Fifth Third Processing Solutions, LLC
Term Loan, 4.50%, Maturing November 3, 2016	2,888	2,888,672
Infogroup, Inc.
Term Loan, 5.75%, Maturing May 22, 2018	2,659	2,627,419
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	4,181	4,198,217
Kronos, Inc.
Term Loan, 2.00%, Maturing June 11, 2014	2,441	2,408,536
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	4,815	4,848,603
Macrovision Solution Corp.
Term Loan, 4.00%, Maturing February 7, 2018	1,496	1,500,926
Mercury Payment Systems Canada, LLC
Term Loan, 6.50%, Maturing July 3, 2017	1,925	1,939,437
Mitchell International, Inc.
Term Loan - Second Lien, 5.50%, Maturing March 30, 2015	1,000	955,000
NE Customer Service
Term Loan, 6.00%, Maturing March 23, 2016	3,801	3,800,893
Protection One Alarm Monitor, Inc.
Term Loan, 6.00%, Maturing June 4, 2016	3,668	3,678,984
Quantum Corp.
Term Loan, 3.75%, Maturing July 14, 2014	353	351,898
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018	12,450	12,418,875
Sabre, Inc.
Term Loan, 2.21%, Maturing September 30, 2014	12,628	11,383,193

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Safenet, Inc.
Term Loan, 2.69%, Maturing April 12, 2014		2,903	$2,836,845
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016		997	997,222
Serena Software, Inc.
Term Loan, 4.25%, Maturing March 10, 2016		2,708	2,643,412
Sitel (Client Logic)
Term Loan, 7.00%, Maturing January 30, 2017		3,293	3,309,309
Softlayer Tech, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		1,418	1,431,611
Solera Holdings, LLC
Term Loan, 2.00%, Maturing May 16, 2014		2,535	2,531,099
SunGard Data Systems, Inc.
Term Loan, 1.94%, Maturing February 28, 2014		1,594	1,557,589
Term Loan, 3.69%, Maturing February 28, 2014		2,698	2,690,804
Term Loan, 3.85%, Maturing February 26, 2016		19,718	19,666,521
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		2,425	2,431,062
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		4,193	4,197,365
Town Sports International, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		2,918	2,932,276
Transaction Network Service, Inc.
Term Loan, 6.00%, Maturing November 18, 2015		898	903,975
TransUnion, LLC
Term Loan, 4.75%, Maturing February 12, 2018		8,429	8,449,947
Travelport, LLC
Term Loan, 4.75%, Maturing August 21, 2015		2,922	2,822,448
Term Loan, 4.75%, Maturing August 21, 2015		4,111	3,970,555
Term Loan, 4.75%, Maturing August 21, 2015		5,549	5,358,784
Term Loan, 6.04%, Maturing August 21, 2015	EUR	740	1,023,804
U.S. Security Holdings, Inc.
Term Loan, Maturing July 28, 2017(2)		350	346,946
Term Loan, Maturing July 28, 2017(2)		1,800	1,781,555
West Corp.
Term Loan, 2.63%, Maturing October 24, 2013		748	744,567
Term Loan, 4.50%, Maturing July 15, 2016		1,818	1,826,995
Term Loan, 4.50%, Maturing July 15, 2016		5,174	5,192,983

			$175,709,503

Cable and Satellite Television — 7.3%

Atlantic Broadband Finance, LLC
Term Loan, 4.00%, Maturing March 8, 2016		2,972	$2,980,821
Bresnan Communications, LLC
Term Loan, 4.50%, Maturing December 14, 2017		2,761	2,764,891
Cequel Communications, LLC
Term Loan, 2.19%, Maturing November 5, 2013		12,814	12,701,775
Charter Communications Operating, LLC
Term Loan, 3.50%, Maturing September 6, 2016		3,476	3,465,195
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		1,525	1,515,469
CSC Holdings, Inc.
Term Loan, 1.94%, Maturing March 29, 2016		9,101	9,011,685
DG FastChannel, Inc.
Term Loan, Maturing July 26, 2018(2)		4,775	4,742,172
Digital Cinema Implementation
Term Loan, 5.00%, Maturing March 31, 2017		2,993	2,992,500
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015		2,220	2,220,460

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Insight Midwest Holdings, LLC
Term Loan, 1.96%, Maturing April 7, 2014		7,206	$7,151,841
Kabel Deutschland GmbH
Term Loan, 3.69%, Maturing March 31, 2014	EUR	2,439	3,505,158
Term Loan, 4.69%, Maturing March 31, 2014	EUR	4,000	5,747,149
Term Loan, 5.44%, Maturing December 13, 2016	EUR	3,000	4,324,169
Term Loan, 4.69%, Maturing June 15, 2018	EUR	3,675	5,259,335
MCC Iowa, LLC
Term Loan, 1.91%, Maturing January 30, 2015		1,877	1,801,649
Mediacom Broadband, LLC
Term Loan, 4.50%, Maturing October 23, 2017		3,341	3,321,760
Mediacom Illinois, LLC
Term Loan, 1.91%, Maturing January 30, 2015		5,755	5,492,570
Mediacom, LLC
Term Loan, 4.50%, Maturing October 23, 2017		2,898	2,891,710
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016		1,990	2,002,735
NDS Finance, Ltd.
Term Loan, 4.00%, Maturing March 12, 2018		6,010	5,959,232
ProSiebenSat.1 Media AG
Term Loan, 2.69%, Maturing July 2, 2014	EUR	1,680	2,296,519
Term Loan, 2.69%, Maturing July 2, 2014	EUR	2,900	3,965,221
Term Loan, 4.20%, Maturing March 6, 2015	EUR	967	1,268,260
Term Loan, 3.31%, Maturing June 26, 2015	EUR	6,272	8,616,455
Term Loan, 3.31%, Maturing July 3, 2015	EUR	263	361,274
Term Loan, 4.45%, Maturing March 4, 2016	EUR	967	1,268,260
UPC Broadband Holding B.V.
Term Loan, 3.69%, Maturing December 30, 2016		453	452,806
Term Loan, 5.07%, Maturing December 31, 2016	EUR	9,221	12,925,816
Term Loan, 3.69%, Maturing December 29, 2017		1,593	1,594,773
Term Loan, 5.32%, Maturing December 31, 2017	EUR	3,560	5,018,176
YPSO Holding SA
Term Loan, 5.19%, Maturing June 16, 2014(4)	EUR	928	1,219,177
Term Loan, 5.19%, Maturing June 16, 2014(4)	EUR	1,514	1,989,184
Term Loan, 5.19%, Maturing June 16, 2014(4)	EUR	3,165	4,159,076
Term Loan, 5.69%, Maturing December 31, 2015(4)	EUR	960	1,255,093

			$136,242,366

Chemicals and Plastics — 5.4%

Arizona Chemical, Inc.
Term Loan, 4.75%, Maturing November 21, 2016		891	$894,009
Ashland, Inc.
Term Loan, Maturing July 30, 2018(2)		5,950	5,967,201
British Vita UK, Ltd.
Term Loan, 6.80%, Maturing June 30, 2014(4)	EUR	1,038	1,476,631
Chemtura Corp.
Term Loan, 5.50%, Maturing August 27, 2016		2,600	2,614,084
General Chemical Corp.
Term Loan, 5.00%, Maturing October 6, 2015		1,287	1,299,400
Hexion Specialty Chemicals, Inc.
Term Loan, 3.94%, Maturing May 5, 2015		3,006	2,972,580
Term Loan, 4.00%, Maturing May 5, 2015		1,348	1,333,136
Term Loan, 4.00%, Maturing May 5, 2015		3,840	3,777,600
Term Loan, 5.28%, Maturing May 5, 2015	EUR	723	1,018,792
Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016		1,986	2,006,288
Huish Detergents, Inc.
Term Loan, 2.19%, Maturing April 25, 2014		1,871	1,790,595

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Huntsman International, LLC
Term Loan, 1.72%, Maturing April 21, 2014		1,298	$1,262,993
Term Loan, 2.72%, Maturing April 19, 2017		3,538	3,442,874
INEOS Group
Term Loan, 7.50%, Maturing December 16, 2013		1,464	1,516,904
Term Loan, 7.50%, Maturing December 16, 2013	EUR	1,839	2,767,917
Term Loan, 8.00%, Maturing December 16, 2014	EUR	1,841	2,770,663
Term Loan, 8.00%, Maturing December 16, 2014		2,174	2,253,312
Term Loan, 9.00%, Maturing December 16, 2015	EUR	1,000	1,497,069
Momentive Performance Materials
Term Loan, 3.69%, Maturing May 5, 2015		8,115	7,978,198
Term Loan, 4.89%, Maturing May 5, 2015	EUR	2,835	3,964,350
Nalco Co.
Term Loan, 4.50%, Maturing October 5, 2017		3,052	3,058,374
Norit NV
Term Loan, 7.50%, Maturing July 7, 2017		3,650	3,668,250
OM Group, Inc.
Term Loan, Maturing July 28, 2017(2)		1,525	1,525,000
Omnova Solutions, Inc.
Term Loan, 5.75%, Maturing May 31, 2017		2,164	2,174,946
Rockwood Specialties Group, Inc.
Term Loan, 3.75%, Maturing February 9, 2018		5,525	5,559,100
Schoeller Arca Systems Holding
Term Loan, 5.93%, Maturing November 16, 2015	EUR	289	297,998
Term Loan, 5.93%, Maturing November 16, 2015	EUR	824	849,648
Term Loan, 5.93%, Maturing November 16, 2015	EUR	887	914,304
Solutia, Inc.
Revolving Loan, 0.94%, Maturing March 17, 2015(3)		1,750	1,662,500
Term Loan, 3.50%, Maturing August 1, 2017		4,879	4,893,242
Styron S.A.R.L.
Term Loan, 6.00%, Maturing August 2, 2017		7,065	7,077,011
Tank Intermediate Holding Corp.
Term Loan, 5.01%, Maturing April 15, 2016		2,753	2,770,415
Univar, Inc.
Term Loan, 5.00%, Maturing June 30, 2017		13,450	13,443,957

			$100,499,341

Clothing/Textiles — 0.1%

Warnaco, Inc.
Term Loan, 3.75%, Maturing June 15, 2018		1,450	$1,455,438

			$1,455,438

Conglomerates — 2.0%

Aquilex Holdings, LLC
Term Loan, 6.00%, Maturing April 1, 2016		879	$878,842
Goodman Global Holdings, Inc.
Term Loan, 5.75%, Maturing October 28, 2016		3,920	3,944,595
Johnson Diversey, Inc.
Term Loan, 4.00%, Maturing November 24, 2015		1,663	1,667,343
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		1,975	1,984,867
RBS Global, Inc.
Term Loan, 2.44%, Maturing July 19, 2013		1,049	1,039,437
Term Loan, 2.77%, Maturing July 19, 2013		4,878	4,847,382
RGIS Holdings, LLC
Term Loan, 2.75%, Maturing April 30, 2014		242	235,646
Term Loan, 2.75%, Maturing April 30, 2014		4,834	4,712,920
Service Master Co.
Term Loan, 2.69%, Maturing July 24, 2014		585	566,830
Term Loan, 2.71%, Maturing July 24, 2014		8,862	8,582,281

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
US Investigations Services, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		1,673	$1,686,181
Term Loan, 3.00%, Maturing February 21, 2015		1,540	1,511,807
Vertrue, Inc.
Term Loan, 5.25%, Maturing August 16, 2014		495	405,620
Walter Industries, Inc.
Term Loan, 4.00%, Maturing April 2, 2018		5,985	5,997,227

			$38,060,978

Containers and Glass Products — 3.1%

Berry Plastics Corp.
Term Loan, 2.26%, Maturing April 3, 2015		5,979	$5,649,926
BWAY Corp.
Term Loan, 4.50%, Maturing February 23, 2018		488	489,292
Term Loan, 4.50%, Maturing February 23, 2018		5,497	5,511,093
Consolidated Container Co.
Term Loan, 2.44%, Maturing March 28, 2014		816	792,570
Term Loan - Second Lien, 5.69%, Maturing September 28, 2014		1,500	1,371,250
Graham Packaging Holdings Co.
Term Loan, 6.75%, Maturing April 4, 2014		6,802	6,820,454
Term Loan, 6.00%, Maturing September 23, 2016		3,474	3,483,629
Graphic Packaging International, Inc.
Term Loan, 2.23%, Maturing May 16, 2014		4,726	4,705,144
Term Loan, 2.99%, Maturing May 16, 2014		1,515	1,514,124
Hilex Poly Co.
Term Loan, 11.25%, Maturing November 16, 2015		1,425	1,425,000
JSG Acquisitions
Term Loan, 4.60%, Maturing December 1, 2014	EUR	1,528	2,195,960
Term Loan, 4.82%, Maturing December 31, 2014	EUR	1,511	2,170,551
Pelican Products, Inc.
Term Loan, 5.00%, Maturing March 7, 2017		1,716	1,717,805
Reynolds Group Holdings, Inc.
Term Loan, 4.25%, Maturing February 9, 2018		11,212	11,146,501
Term Loan, Maturing August 9, 2018(2)		8,350	8,271,719

			$57,265,018

Cosmetics/Toiletries — 1.9%

Alliance Boots Holdings, Ltd.
Term Loan, 3.60%, Maturing July 9, 2015	GBP	6,000	$9,239,319
Term Loan, 4.30%, Maturing July 9, 2015	EUR	13,750	19,164,644
Bausch & Lomb, Inc.
Term Loan, 3.44%, Maturing April 24, 2015		797	792,397
Term Loan, 3.48%, Maturing April 24, 2015		3,274	3,255,329
Prestige Brands, Inc.
Term Loan, 4.76%, Maturing March 24, 2016		3,172	3,191,622

			$35,643,311

Drugs — 1.4%

Axcan Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		4,950	$4,885,155
Endo Pharmaceuticals Holdings, Inc.
Term Loan, 4.00%, Maturing June 18, 2018		4,400	4,416,892
Graceway Pharmaceuticals, LLC
Term Loan, 4.94%, Maturing May 3, 2012		1,958	1,084,433
Term Loan - Second Lien, 0.00%, Maturing May 3, 2013(6)		1,000	28,500
Warner Chilcott Corp.
Term Loan, 3.75%, Maturing March 17, 2016		4,275	4,280,998
Term Loan, 4.25%, Maturing March 15, 2018		2,457	2,461,689
Term Loan, 4.25%, Maturing March 15, 2018		4,913	4,923,379

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
WC Luxco S.A.R.L.
Term Loan, 4.25%, Maturing March 15, 2018		3,378	$3,384,823

			$25,465,869

Ecological Services and Equipment — 0.2%

Environmental Systems Products Holdings, Inc.
Term Loan - Second Lien, 13.50%, Maturing September 12, 2014		124	$114,269
Sensus Metering Systems, Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,945	1,954,851
Term Loan - Second Lien, Maturing May 9, 2018(2)		2,000	2,045,000

			$4,114,120

Electronics/Electrical — 5.6%

Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016		5,624	$5,638,085
Attachmate Corp.
Term Loan, 6.50%, Maturing April 27, 2017		6,450	6,479,560
Bentley Systems, Inc.
Term Loan, 5.75%, Maturing December 29, 2016		1,493	1,499,962
Christie/Aix, Inc.
Term Loan, 5.25%, Maturing April 29, 2016		1,434	1,429,146
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018		7,525	7,355,687
Edwards (Cayman Island II), Ltd.
Term Loan, 5.50%, Maturing May 31, 2016		2,488	2,484,391
Term Loan, 5.50%, Maturing May 31, 2016		3,085	3,079,358
FCI International S.A.S.
Term Loan, 3.62%, Maturing November 1, 2013		497	491,182
Term Loan, 3.62%, Maturing November 1, 2013		497	491,182
Term Loan, 3.62%, Maturing November 1, 2013		516	510,201
Term Loan, 3.62%, Maturing November 1, 2013		516	510,201
Term Loan, 3.62%, Maturing November 1, 2013		2,000	1,978,334
Freescale Semiconductor, Inc.
Term Loan, 4.44%, Maturing December 1, 2016		7,358	7,332,940
Infor Enterprise Solutions Holdings
Term Loan, 5.69%, Maturing March 3, 2014		500	432,500
Term Loan, 5.94%, Maturing July 28, 2015		4,725	4,583,331
Term Loan, 5.94%, Maturing July 28, 2015		9,033	8,818,485
Term Loan, 6.44%, Maturing July 28, 2015	EUR	1,910	2,632,983
Microsemi Corp.
Term Loan, 4.00%, Maturing November 2, 2017		2,985	2,985,000
Network Solutions, LLC
Term Loan, 2.44%, Maturing March 7, 2014		1,354	1,313,235
NXP B.V.
Term Loan, 4.50%, Maturing March 7, 2017		7,007	7,016,197
Open Solutions, Inc.
Term Loan, 2.38%, Maturing January 23, 2014		5,339	4,650,304
Sensata Technologies Finance Co., LLC
Term Loan, 4.00%, Maturing May 11, 2018		10,175	10,179,538
Shield Finance Co. S.A.R.L.
Term Loan, 7.75%, Maturing June 15, 2016		1,964	1,975,299
Ship US Bidco, Inc.
Term Loan, 6.01%, Maturing November 30, 2017	GBP	5,000	8,114,924
Spansion, LLC
Term Loan, 4.75%, Maturing February 9, 2015		2,108	2,113,200
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016		6,075	6,122,492
VeriFone, Inc.
Term Loan, 2.94%, Maturing October 31, 2013		218	216,951

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016		4,107	$4,111,890

			$104,546,558

Equipment Leasing — 0.8%

Hertz Corp.
Term Loan, 3.75%, Maturing March 9, 2018		5,850	$5,742,752
Term Loan, 3.75%, Maturing March 9, 2018		9,102	9,092,912

			$14,835,664

Farming/Agriculture — 0.2%

Earthbound Farm Holdings III, LLC
Term Loan, 5.50%, Maturing December 21, 2016		1,617	$1,624,959
WM. Bolthouse Farms, Inc.
Term Loan, 5.50%, Maturing February 11, 2016		1,590	1,590,637

			$3,215,596

Financial Intermediaries — 4.3%

Asset Acceptance Capital Corp.
Term Loan, 3.75%, Maturing June 5, 2013		884	$870,805
Citco III, Ltd.
Term Loan, 6.25%, Maturing June 29, 2018		4,800	4,785,000
Fidelity National Information Services, Inc.
Term Loan, 5.25%, Maturing July 18, 2016		5,657	5,685,519
First Data Corp.
Term Loan, 2.94%, Maturing September 24, 2014		2,989	2,791,779
Term Loan, 2.94%, Maturing September 24, 2014		4,274	3,992,291
Term Loan, 2.94%, Maturing September 24, 2014		5,004	4,675,207
Term Loan, 4.19%, Maturing March 23, 2018		4,755	4,379,518
Grosvenor Capital Management
Term Loan, 4.19%, Maturing December 5, 2016		1,353	1,353,226
HarbourVest Partners, LLC
Term Loan, 6.25%, Maturing December 14, 2016		2,582	2,598,266
Interactive Data Corp.
Term Loan, 4.75%, Maturing February 12, 2018		6,691	6,698,028
Jupiter Asset Management Group
Term Loan, 4.46%, Maturing March 17, 2015	GBP	739	1,197,432
LPL Holdings, Inc.
Term Loan, 1.95%, Maturing June 28, 2013		2,670	2,666,292
Term Loan, 4.25%, Maturing June 25, 2015		8,403	8,455,751
Term Loan, 5.25%, Maturing June 28, 2017		4,866	4,900,478
MSCI, Inc.
Term Loan, 3.75%, Maturing March 14, 2017		6,794	6,834,747
Nuveen Investments, Inc.
Term Loan, 3.25%, Maturing November 13, 2014		6,004	5,902,620
Term Loan, 5.75%, Maturing May 12, 2017		4,758	4,759,312
RJO Holdings Corp. (RJ O’Brien)
Term Loan, 6.19%, Maturing December 10, 2015(7)		23	18,624
Term Loan, 6.19%, Maturing December 10, 2015(7)		720	570,985
Towergate Finance, PLC
Term Loan, 6.50%, Maturing August 4, 2017	GBP	2,000	3,184,415
Travelex America Holdings, Inc.
Term Loan, 2.93%, Maturing October 31, 2013		528	523,950
Term Loan, 2.93%, Maturing October 31, 2013		1,972	1,957,748
Term Loan, 3.43%, Maturing October 31, 2014		528	523,950
Term Loan, 3.43%, Maturing October 31, 2014		1,972	1,957,748

			$81,283,691

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Food Products — 3.2%

Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018		7,681	$7,656,748
American Seafoods Group, LLC
Term Loan, 4.25%, Maturing March 8, 2018		1,595	1,593,112
BL Marketing, Ltd.
Term Loan, 2.39%, Maturing December 31, 2013	GBP	1,500	2,367,383
Dean Foods Co.
Term Loan, 1.75%, Maturing April 2, 2014		8,837	8,557,225
Dole Food Company, Inc.
Term Loan, 5.05%, Maturing July 6, 2018		2,870	2,879,566
Term Loan, 5.06%, Maturing July 6, 2018		5,330	5,347,765
Farley’s & Sathers Candy Company, Inc.
Term Loan, 6.50%, Maturing March 30, 2018		2,993	3,007,462
JBS USA Holdings, Inc.
Term Loan, 4.25%, Maturing May 25, 2018		3,900	3,901,221
Liberator Midco, Ltd.
Term Loan, 5.26%, Maturing April 29, 2016	GBP	2,500	4,113,887
Michael Foods Holdings, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		3,133	3,137,294
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		2,705	2,733,298
Pinnacle Foods Finance, LLC
Revolving Loan, 0.85%, Maturing April 2, 2013(3)		3,000	2,790,000
Term Loan, 2.69%, Maturing April 2, 2014		10,268	10,184,633
Term Loan, 6.00%, Maturing April 2, 2014		1,873	1,887,063

			$60,156,657

Food Service — 6.8%

Aramark Corp.
Term Loan, 2.06%, Maturing January 27, 2014		441	$435,351
Term Loan, 2.12%, Maturing January 27, 2014		5,581	5,504,817
Term Loan, 3.44%, Maturing July 26, 2016		795	791,741
Term Loan, 3.50%, Maturing July 26, 2016		12,089	12,038,943
Buffets, Inc.
Term Loan, 12.00%, Maturing April 21, 2015(4)		2,918	2,524,477
Term Loan, 7.50%, Maturing April 22, 2015(4)		356	281,168
Burger King Corp.
Term Loan, 4.50%, Maturing October 19, 2016		14,264	14,250,762
Term Loan, 4.78%, Maturing October 19, 2016	EUR	3,980	5,709,326
Darling International, Inc.
Term Loan, 5.00%, Maturing December 16, 2016		500	502,812
Del Monte Corp.
Term Loan, 4.50%, Maturing March 8, 2018		21,675	21,609,195
Denny’s, Inc.
Term Loan, 5.25%, Maturing September 30, 2016		4,369	4,376,858
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017		6,998	7,007,138
Dunkin’ Brands, Inc.
Term Loan, 4.25%, Maturing November 23, 2017		13,347	13,361,338
JRD Holdings, Inc.
Term Loan, 2.47%, Maturing July 2, 2014		1,868	1,850,302
NPC International, Inc.
Term Loan, 1.95%, Maturing May 3, 2013		1,409	1,399,758
OSI Restaurant Partners, LLC
Term Loan, 2.50%, Maturing June 14, 2013		1,718	1,657,840
Term Loan, 2.50%, Maturing June 14, 2014		17,541	16,930,415
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		1,074	1,068,848

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Selecta
Term Loan, 3.49%, Maturing June 28, 2015	GBP	2,500	$3,648,125
U.S. Foodservice, Inc.
Term Loan, 2.69%, Maturing July 3, 2014		7,703	7,312,489
Wendy’s/Arby’s Restaurants, LLC
Term Loan, 5.00%, Maturing May 24, 2017		4,764	4,773,360

			$127,035,063

Food/Drug Retailers — 3.9%

General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		6,900	$6,905,175
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		17,028	17,051,868
Pantry, Inc. (The)
Term Loan, 1.94%, Maturing May 15, 2014		717	708,326
Term Loan, 1.94%, Maturing May 15, 2014		2,490	2,459,923
Rite Aid Corp.
Term Loan, 1.94%, Maturing June 4, 2014		18,628	17,774,069
Term Loan, 4.50%, Maturing March 2, 2018		5,467	5,378,189
Roundy’s Supermarkets, Inc.
Term Loan, 7.00%, Maturing November 3, 2013		10,575	10,619,506
Term Loan - Second Lien, 10.00%, Maturing April 18, 2016		1,500	1,519,220
Supervalu, Inc.
Term Loan, 4.50%, Maturing April 28, 2018		11,421	11,272,189

			$73,688,465

Forest Products — 0.9%

Georgia-Pacific Corp.
Term Loan, 2.25%, Maturing December 21, 2012		11,362	$11,366,637
Term Loan, 3.50%, Maturing December 23, 2014		3,145	3,149,298
Xerium Technologies, Inc.
Term Loan, 5.50%, Maturing May 22, 2017		1,500	1,508,437

			$16,024,372

Health Care — 14.5%

Alere, Inc.
Term Loan, 4.50%, Maturing June 30, 2017		6,950	$6,943,050
Alliance Healthcare Services
Term Loan, 5.50%, Maturing June 1, 2016		3,768	3,758,990
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015		2,666	2,669,583
Term Loan, Maturing September 18, 2015(2)		2,000	2,003,126
Ascend Learning
Term Loan, 7.01%, Maturing December 6, 2016		3,930	3,928,613
Aveta Holdings, LLC
Term Loan, 8.50%, Maturing April 14, 2015		2,697	2,709,802
Term Loan, 8.50%, Maturing April 14, 2015		2,697	2,709,802
Biomet, Inc.
Term Loan, 3.23%, Maturing March 25, 2015		13,182	13,068,230
Term Loan, 4.43%, Maturing March 25, 2015	EUR	1,030	1,478,483
Capsugel Healthcare, Ltd.
Term Loan, Maturing August 1, 2018(2)		3,800	3,815,200
Cardinal Health 409, Inc.
Term Loan, 2.44%, Maturing April 10, 2014		5,832	5,598,720
Carestream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017		5,337	4,985,299
Carl Zeiss Vision Holding GmbH
Term Loan, 4.00%, Maturing September 30, 2019		370	317,351

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
CDRL MS, Inc.
Term Loan, 6.75%, Maturing September 29, 2016		1,757	$1,767,885
Community Health Systems, Inc.
Term Loan, 2.50%, Maturing July 25, 2014		796	770,765
Term Loan, 2.50%, Maturing July 25, 2014		15,573	15,071,183
Term Loan, 3.75%, Maturing January 25, 2017		10,097	9,871,329
ConMed Corp.
Term Loan, 1.69%, Maturing April 12, 2013		973	953,456
ConvaTec, Inc.
Term Loan, 5.75%, Maturing December 22, 2016		1,517	1,519,736
Term Loan, 6.01%, Maturing December 22, 2016	EUR	2,488	3,571,606
CRC Health Corp.
Term Loan, 4.75%, Maturing November 16, 2015		7,730	7,555,643
Dako EQT Project Delphi
Term Loan, 3.44%, Maturing May 29, 2015	EUR	1,337	1,858,511
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		8,109	8,141,111
DJO Finance, LLC
Term Loan, 3.19%, Maturing May 20, 2014		2,165	2,134,915
Fresenius SE
Term Loan, 3.50%, Maturing September 10, 2014		357	357,538
Term Loan, 3.50%, Maturing September 10, 2014		625	626,011
Grifols SA
Term Loan, 6.00%, Maturing June 1, 2017		5,675	5,706,332
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016		3,450	3,458,769
Harvard Drug Group, LLC
Term Loan, 6.50%, Maturing April 8, 2016		113	111,695
Term Loan, 6.50%, Maturing April 8, 2016		824	812,328
HCA, Inc.
Term Loan, 3.50%, Maturing March 31, 2017		15,061	14,794,820
Term Loan, 3.50%, Maturing May 1, 2018		9,238	9,077,280
Health Management Associates, Inc.
Term Loan, 2.00%, Maturing February 28, 2014		11,787	11,530,763
Iasis Healthcare, LLC
Term Loan, 5.00%, Maturing May 3, 2018		4,888	4,872,476
IMS Health, Inc.
Term Loan, 4.50%, Maturing August 25, 2017		4,084	4,096,528
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		5,969	5,950,202
Term Loan, 6.75%, Maturing May 15, 2018		3,575	3,566,063
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		4,850	4,851,213
Lifepoint Hospitals, Inc.
Term Loan, 3.01%, Maturing April 15, 2015		2,242	2,243,946
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		4,348	4,363,517
Medpace, Inc.
Term Loan, 6.50%, Maturing June 22, 2017		2,550	2,524,500
Meritas, LLC
Term Loan, Maturing July 28, 2017(2)		2,400	2,376,000
MultiPlan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		9,625	9,590,408
Nyco Holdings
Term Loan, 3.19%, Maturing December 29, 2013		2,585	2,562,971
Term Loan, 3.94%, Maturing December 29, 2014		944	935,594
Term Loan, 5.19%, Maturing December 29, 2014	EUR	2,189	3,128,223
Term Loan, 5.94%, Maturing December 29, 2015	EUR	2,189	3,127,454
Term Loan - Second Lien, 4.69%, Maturing December 29, 2015		944	935,310

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Prime Healthcare Services, Inc.
Term Loan, 7.25%, Maturing April 22, 2015		6,924	$6,785,219
RadNet Management, Inc.
Term Loan, 5.75%, Maturing April 1, 2016		2,543	2,545,355
ReAble Therapeutics Finance, LLC
Term Loan, 2.19%, Maturing November 18, 2013		4,269	4,253,189
Renal Advantage Holdings, Inc.
Term Loan, 5.75%, Maturing December 16, 2016		1,617	1,625,465
Res-Care, Inc.
Term Loan, 7.25%, Maturing December 22, 2016		3,856	3,870,021
Select Medical Holdings Corp.
Term Loan, 5.50%, Maturing May 25, 2018		8,700	8,563,958
Skillsoft Corp.
Term Loan, 6.50%, Maturing May 26, 2017		2,935	2,973,683
Sunquest Information Systems, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		2,675	2,688,375
Sunrise Medical Holdings, Inc.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	1,020	1,355,574
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		4,750	4,727,737
Universal Health Services, Inc.
Term Loan, 4.00%, Maturing November 15, 2016		2,992	3,001,814
Vanguard Health Holding Co., LLC
Term Loan, 5.00%, Maturing January 29, 2016		3,753	3,760,711
VWR Funding, Inc.
Term Loan, 3.94%, Maturing June 27, 2014	EUR	2,499	3,504,525
Term Loan, 2.69%, Maturing June 30, 2014		11,689	11,389,705

			$269,847,661

Home Furnishings — 0.4%

Hunter Fan Co.
Term Loan, 2.69%, Maturing April 16, 2014		1,207	$1,158,662
National Bedding Co., LLC
Term Loan, 3.75%, Maturing November 28, 2013		3,890	3,870,628
Oreck Corp.
Term Loan - Second Lien, 3.75%, Maturing March 19, 2016(7)		237	213,791
Sanitec Europe OY
Term Loan, 2.50%, Maturing June 24, 2016	EUR	2,321	2,955,440

			$8,198,521

Industrial Equipment — 2.6%

Brand Energy and Infrastructure Services, Inc.
Term Loan, 2.50%, Maturing February 7, 2014		992	$907,967
Term Loan, 3.56%, Maturing February 7, 2014		1,075	993,989
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		2,993	2,992,500
EPD Holdings, (Goodyear Engineering Products)
Term Loan, 2.69%, Maturing July 31, 2014		692	660,233
Term Loan, 2.69%, Maturing July 31, 2014		4,833	4,609,656
Term Loan - Second Lien, 5.94%, Maturing July 31, 2015		1,000	903,750
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing November 23, 2016		1,985	1,985,000
Term Loan, 1.88%, Maturing February 16, 2017(3)		3,000	2,985,000
Generac Acquisition Corp.
Term Loan, 2.74%, Maturing November 11, 2013		1,199	1,194,595
Jason, Inc.
Term Loan, 8.25%, Maturing September 21, 2014		230	230,029
Term Loan, 8.25%, Maturing September 21, 2014		580	578,788
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		1,796	1,805,578

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Kinetek Acquisition Corp.
Term Loan, 2.75%, Maturing November 11, 2013		79	$76,800
Term Loan, 2.75%, Maturing November 11, 2013		781	757,223
KION Group GmbH
Term Loan, 3.69%, Maturing December 23, 2014(4)		1,795	1,663,789
Term Loan, 5.19%, Maturing December 23, 2014(4)	EUR	1,289	1,740,350
Term Loan, 3.94%, Maturing December 23, 2015(4)		1,795	1,663,789
Term Loan, 5.44%, Maturing December 29, 2015(4)	EUR	1,270	1,714,537
Pinafore, LLC
Term Loan, 4.25%, Maturing September 29, 2016		9,616	9,636,223
Polypore, Inc.
Term Loan, 2.19%, Maturing July 3, 2014		7,972	7,897,566
Term Loan, 3.39%, Maturing July 3, 2014	EUR	713	1,006,972
Terex Corp.
Term Loan, Maturing April 28, 2017(2)		2,075	2,080,837

			$48,085,171

Insurance — 1.7%

Alliant Holdings I, Inc.
Term Loan, 0.50%, Maturing August 21, 2012(3)		5,000	$4,650,000
Term Loan, 3.25%, Maturing August 21, 2014		953	943,888
Term Loan, 6.75%, Maturing August 21, 2014		1,949	1,953,786
AmWINS Group, Inc.
Term Loan, 6.50%, Maturing June 8, 2013		1,930	1,918,209
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016		3,109	3,126,865
CCC Information Services Group, Inc.
Term Loan, 5.50%, Maturing November 11, 2015		3,159	3,175,887
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016		3,891	3,913,349
Crump Group, Inc.
Term Loan, 3.20%, Maturing August 1, 2014		1,727	1,691,595
HUB International Holdings, Inc.
Term Loan, 2.75%, Maturing June 13, 2014		848	824,941
Term Loan, 2.75%, Maturing June 13, 2014		3,772	3,669,878
Term Loan, 6.75%, Maturing June 13, 2014		1,326	1,328,448
U.S.I. Holdings Corp.
Term Loan, 2.69%, Maturing May 5, 2014		5,616	5,475,211

			$32,672,057

Leisure Goods/Activities/Movies — 5.3%

Alpha D2, Ltd.
Term Loan, 1.65%, Maturing December 31, 2012		236	$233,900
Term Loan, 2.65%, Maturing December 31, 2013		2,214	2,117,605
Term Loan, 2.65%, Maturing December 31, 2013		2,723	2,604,637
Term Loan - Second Lien, 3.90%, Maturing June 30, 2014		2,400	2,279,143
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing December 16, 2016		4,909	4,880,471
AMC Networks, Inc.
Term Loan, 4.00%, Maturing December 31, 2018		3,975	3,965,062
Bombardier Recreational Products
Term Loan, 2.75%, Maturing June 28, 2013		7,617	7,445,634
Carmike Cinemas, Inc.
Term Loan, 5.50%, Maturing January 27, 2016		4,904	4,929,192
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		6,637	6,657,244
Cinemark, Inc.
Term Loan, 3.47%, Maturing April 29, 2016		7,131	7,173,408
ClubCorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 9, 2016		1,418	1,419,647

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Deluxe Entertainment Services Group, Inc.
Term Loan, 6.25%, Maturing May 11, 2013		284	$282,772
Term Loan, 6.25%, Maturing May 11, 2013		4,203	4,185,026
Fender Musical Instruments Corp.
Term Loan, 2.44%, Maturing June 9, 2014		268	257,811
Term Loan, 2.44%, Maturing June 9, 2014		530	510,296
Kasima, LLC
Term Loan, 2.96%, Maturing March 10, 2015(3)		3,820	3,820,225
Merlin Entertainment Group
Term Loan, 4.44%, Maturing July 21, 2017		1,224	1,208,268
Term Loan, 4.88%, Maturing July 21, 2017	GBP	2,000	3,230,924
Term Loan, 5.44%, Maturing July 21, 2017	EUR	3,000	4,278,368
Miramax Film NY, LLC
Term Loan, 7.75%, Maturing May 20, 2016		2,008	2,037,808
National CineMedia, LLC
Term Loan, 1.75%, Maturing February 13, 2015		2,048	2,011,407
Regal Cinemas Corp.
Term Loan, 3.50%, Maturing August 23, 2017		6,741	6,744,812
Revolution Studios Distribution Co., LLC
Term Loan, 3.94%, Maturing December 21, 2014		3,346	2,492,826
Term Loan - Second Lien, 7.19%, Maturing June 21, 2015(7)		2,825	870,100
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017		6,423	6,444,321
Six Flags Theme Parks, Inc.
Term Loan, 5.25%, Maturing June 30, 2016		7,376	7,425,313
SRAM, LLC
Term Loan, 4.77%, Maturing June 7, 2018		3,850	3,852,406
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018		2,000	2,005,000
Zuffa, LLC
Term Loan, 2.25%, Maturing June 19, 2015		2,934	2,877,558

			$98,241,184

Lodging and Casinos — 2.8%

Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 13, 2018		3,890	$3,906,461
Choctaw Resort Development Enterprise
Term Loan, 7.25%, Maturing November 4, 2011		863	841,138
Gala Electric Casinos, Ltd.
Term Loan, 5.70%, Maturing May 30, 2018	GBP	4,725	7,002,430
Harrah’s Operating Co.
Term Loan, 3.23%, Maturing January 28, 2015		3,622	3,267,743
Term Loan, 3.25%, Maturing January 28, 2015		9,445	8,527,538
Term Loan, 3.25%, Maturing January 28, 2015		4,500	4,067,802
Term Loan, 9.50%, Maturing October 31, 2016		985	1,029,884
Herbst Gaming, Inc.
Term Loan, 10.00%, Maturing December 31, 2015		2,921	3,007,292
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013		2,419	2,433,047
Las Vegas Sands, LLC
Term Loan, 2.72%, Maturing November 23, 2016		1,821	1,758,456
Term Loan, 2.72%, Maturing November 23, 2016		7,210	6,976,068
LodgeNet Entertainment Corp.
Term Loan, 6.50%, Maturing April 4, 2014		1,232	1,181,054
Penn National Gaming, Inc.
Term Loan, 3.75%, Maturing July 16, 2018		3,375	3,381,308
Tropicana Entertainment, Inc.
Term Loan, 15.00%, Maturing March 8, 2013		208	233,567
VML US Finance, LLC
Term Loan, 4.69%, Maturing May 25, 2012		717	716,880
Term Loan, 4.69%, Maturing May 27, 2013		1,241	1,241,107

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value
Term Loan, 4.69%, Maturing May 27, 2013	1,976	$1,975,841

		$51,547,616

Nonferrous Metals/Minerals — 1.1%

Fairmount Minerals, Ltd.
Term Loan, 5.25%, Maturing March 15, 2017	9,134	$9,164,694
Noranda Aluminum Acquisition
Term Loan, 1.94%, Maturing May 16, 2014	273	270,850
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	6,269	6,285,475
Oxbow Carbon and Mineral Holdings
Term Loan, 3.74%, Maturing May 8, 2016	3,371	3,375,495
SunCoke Energy, Inc.
Term Loan, 5.25%, Maturing July 26, 2018	1,475	1,478,688

		$20,575,202

Oil and Gas — 3.1%

Big West Oil, LLC
Term Loan, 7.00%, Maturing March 31, 2016	3,011	$3,034,987
CITGO Petroleum Corp.
Term Loan, 8.00%, Maturing June 24, 2015	502	508,594
Term Loan, 9.00%, Maturing June 23, 2017	5,891	6,143,302
Crestwood Holdings, LLC
Term Loan, 10.50%, Maturing September 30, 2016	1,060	1,092,781
Dynegy Holdings, Inc.
Term Loan, 3.94%, Maturing April 2, 2013	1,417	1,400,768
Term Loan, 3.94%, Maturing April 2, 2013	14,696	14,530,724
Frac Tech International, LLC
Term Loan, 6.25%, Maturing May 6, 2016	6,403	6,402,161
Gibson Energy
Term Loan, 5.75%, Maturing June 14, 2018	6,075	6,069,308
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018	3,200	3,204,665
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	11,724	11,899,933
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017	251	251,979
Term Loan, 6.50%, Maturing April 20, 2017	410	412,535
Term Loan, 6.50%, Maturing April 20, 2017	3,097	3,113,279

		$58,065,016

Publishing — 5.3%

Aster Zweite Beteiligungs GmbH
Term Loan, 4.71%, Maturing December 30, 2016	2,475	$2,380,950
Black Press US Partnership
Term Loan, 2.25%, Maturing August 2, 2013	498	476,407
Term Loan, 2.25%, Maturing August 2, 2013	819	784,670
Cengage Learning, Inc.
Term Loan, 2.50%, Maturing July 3, 2014	5,961	5,225,114
GateHouse Media Operating, Inc.
Term Loan, 2.19%, Maturing August 28, 2014	2,038	723,565
Term Loan, 2.19%, Maturing August 28, 2014	4,782	1,697,726
Term Loan, 2.44%, Maturing August 28, 2014	4,176	1,482,602
Getty Images, Inc.
Term Loan, 5.25%, Maturing November 7, 2016	4,903	4,932,561
IWCO Direct, Inc.
Term Loan, 3.56%, Maturing August 7, 2014	411	380,054
Term Loan, 3.56%, Maturing August 7, 2014	3,942	3,645,912

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Laureate Education, Inc.
Term Loan, 5.25%, Maturing August 15, 2018		9,853	$9,421,679
MediaNews Group, Inc.
Term Loan, 8.50%, Maturing March 19, 2014		696	695,186
Merrill Communications, LLC
Term Loan, 7.50%, Maturing December 24, 2012		5,366	5,366,033
Nelson Education, Ltd.
Term Loan, 2.75%, Maturing July 3, 2014		1,466	1,282,466
Newspaper Holdings, Inc.
Term Loan, 1.81%, Maturing July 24, 2014		7,832	6,696,691
Nielsen Finance, LLC
Term Loan, 2.19%, Maturing August 9, 2013		7,580	7,486,839
Term Loan, 3.44%, Maturing May 2, 2016		13,145	13,109,705
Term Loan, 3.94%, Maturing May 2, 2016		4,648	4,650,396
Penton Media, Inc.
Term Loan, 5.00%, Maturing August 1, 2014(4)		1,748	1,363,105
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing June 18, 2013		898	879,689
Term Loan, 15.00%, Maturing March 18, 2014(4)		620	573,555
Springer Science+Business Media S.A.
Term Loan, 4.19%, Maturing June 17, 2016		2,000	2,000,000
Star Tribune Co. (The)
Term Loan, 8.00%, Maturing September 28, 2014		188	187,252
Term Loan, 8.00%, Maturing September 29, 2014		167	166,446
Trader Media Corp., Ltd.
Term Loan, 5.14%, Maturing June 8, 2017	GBP	5,251	8,425,716
Term Loan, 5.14%, Maturing December 1, 2017	GBP	2,500	4,014,715
Xsys, Inc.
Term Loan, 2.71%, Maturing December 30, 2016		3,877	3,729,763
Term Loan, 4.71%, Maturing December 30, 2016		3,796	3,651,537
Term Loan, 5.78%, Maturing December 30, 2016	EUR	1,226	1,722,165
Term Loan - Second Lien, 6.93%, Maturing June 29, 2018		1,290	1,239,571

			$98,392,070

Radio and Television — 3.9%

Block Communications, Inc.
Term Loan, 2.19%, Maturing December 22, 2011		1,746	$1,737,149
CMP Susquehanna Corp.
Term Loan, 2.19%, Maturing May 3, 2013		3,728	3,710,181
Cumulus Media, Inc.
Term Loan, Maturing August 30, 2018(2)		12,350	12,308,788
Gray Television, Inc.
Term Loan, 3.69%, Maturing December 31, 2014		1,406	1,378,311
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017		2,500	2,521,355
Live Nation Worldwide, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		9,791	9,809,737
Local TV Finance, LLC
Term Loan, 2.19%, Maturing May 7, 2013		1,712	1,671,362
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		1,226	1,228,932
New Young Broadcasting Holding Co., Inc.
Term Loan, 8.00%, Maturing June 30, 2015		433	436,303
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		3,414	3,422,167
Radio One, Inc.
Term Loan, 7.50%, Maturing March 23, 2016		3,993	4,037,416
Raycom TV Broadcasting, LLC
Term Loan, 4.50%, Maturing May 31, 2017		2,550	2,550,000

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Serpering Investments B.V.
Term Loan, 4.72%, Maturing September 30, 2017	EUR	2,000	$2,876,991
Tyrol Acquisition 2 SAS
Term Loan, 5.44%, Maturing January 30, 2015	EUR	1,000	1,246,510
Term Loan, 5.44%, Maturing January 29, 2016	EUR	1,000	1,246,510
Univision Communications, Inc.
Term Loan, 2.19%, Maturing September 29, 2014		7,933	7,599,692
Term Loan, 4.44%, Maturing March 31, 2017		10,411	9,915,752
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		5,147	5,163,185

			$72,860,341

Retailers (Except Food and Drug) — 4.1%

Amscan Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017		3,399	$3,417,016
FTD, Inc.
Term Loan, 4.75%, Maturing June 6, 2018		3,750	3,754,594
Harbor Freight Tools USA, Inc.
Term Loan, 6.50%, Maturing December 22, 2017		4,129	4,211,835
J. Crew Operating Corp.
Term Loan, 4.75%, Maturing March 7, 2018		9,676	9,313,577
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		4,738	4,690,004
Michaels Stores, Inc.
Term Loan, 2.50%, Maturing October 31, 2013		5,719	5,629,599
Neiman Marcus Group, Inc.
Term Loan, 4.75%, Maturing May 16, 2018		8,775	8,674,070
Orbitz Worldwide, Inc.
Term Loan, 3.22%, Maturing July 25, 2014		4,495	4,133,787
PETCO Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		5,975	5,958,415
Phillips-Van Heusen Corp.
Term Loan, 4.36%, Maturing February 26, 2016	EUR	1,150	1,655,161
Term Loan, 3.50%, Maturing May 6, 2016		1,283	1,288,568
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing March 30, 2018		4,725	4,745,658
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017		3,092	3,100,624
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		3,607	3,586,572
Vivarte
Term Loan, 3.25%, Maturing March 9, 2015	EUR	2,641	3,396,937
Term Loan, 3.87%, Maturing March 8, 2016	EUR	2,641	3,396,937
Term Loan - Second Lien, 4.87%, Maturing September 8, 2016	EUR	22	26,795
Term Loan - Second Lien, 4.87%, Maturing September 8, 2016	EUR	154	187,563
Term Loan - Second Lien, 4.87%, Maturing September 8, 2016	EUR	1,582	1,929,215
Yankee Candle Company, Inc. (The)
Term Loan, 2.19%, Maturing February 6, 2014		2,873	2,861,476

			$75,958,403

Steel — 0.1%

Niagara Corp.
Term Loan, 10.50%, Maturing June 29, 2014(4)(7)		1,507	$1,413,949

			$1,413,949

Surface Transport — 0.4%

Swift Transportation Co., Inc.
Term Loan, 6.00%, Maturing December 21, 2016		7,901	$7,948,942

			$7,948,942

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)		Value
Telecommunications — 5.6%

Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		4,005	$4,020,894
Asurion Corp.
Term Loan, 5.50%, Maturing May 24, 2018		16,500	16,396,809
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		3,175	3,203,223
BCM Luxembourg, Ltd.
Term Loan, 3.32%, Maturing September 30, 2014	EUR	1,000	1,068,095
Term Loan, 3.57%, Maturing September 30, 2015	EUR	1,000	1,068,095
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		2,500	2,506,250
CommScope, Inc.
Term Loan, 5.00%, Maturing January 14, 2018		3,691	3,710,333
Intelsat Jackson Holdings SA
Term Loan, 5.25%, Maturing April 2, 2018		27,780	27,899,747
IPC Systems, Inc.
Term Loan, 2.50%, Maturing May 31, 2014		1,260	1,218,787
Term Loan, 3.08%, Maturing May 31, 2014	GBP	206	333,904
Macquarie UK Broadcast Ventures, Ltd.
Term Loan, 2.88%, Maturing December 1, 2014	GBP	2,508	3,715,666
MetroPCS Wireless
Term Loan, 3.94%, Maturing March 16, 2018		16,745	16,713,476
Mobilitie Investments II, LLC
Term Loan, 5.50%, Maturing June 15, 2017		2,000	2,002,500
NTelos, Inc.
Term Loan, 4.00%, Maturing August 7, 2015		1,965	1,965,025
SBA Communications Corp.
Term Loan, 3.75%, Maturing June 29, 2018		2,750	2,753,437
Syniverse Technologies, Inc.
Term Loan, 5.25%, Maturing December 21, 2017		5,802	5,823,867
Telesat Canada, Inc.
Term Loan, 3.19%, Maturing October 31, 2014		598	591,935
Term Loan, 3.19%, Maturing October 31, 2014		6,960	6,891,119
TowerCo Finance, LLC
Term Loan, 5.25%, Maturing February 2, 2017		3,117	3,128,877

			$105,012,039

Utilities — 2.5%

AES Corp.
Term Loan, 4.25%, Maturing June 1, 2018		7,456	$7,474,953
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014		1,443	1,449,853
Calpine Corp.
Term Loan, 4.50%, Maturing April 2, 2018		2,775	2,754,534
Term Loan, 4.50%, Maturing April 2, 2018		7,232	7,178,092
Covanta Energy Corp.
Term Loan, 1.75%, Maturing February 10, 2014		1,944	1,927,760
Term Loan, 3.35%, Maturing February 10, 2014		1,000	991,176
EquiPower Resources Holdings, LLC
Term Loan, 5.75%, Maturing January 26, 2018		1,297	1,298,371
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		12,925	12,951,548
TXU Texas Competitive Electric Holdings Co., LLC
Term Loan, 4.73%, Maturing October 10, 2017		13,173	9,855,377

			$45,881,664

Total Senior Floating-Rate Interests (identified cost $2,272,673,867)			$2,262,841,812

Corporate Bonds & Notes — 4.1%

	Principal
	Amount*
Security	(000’s omitted)		Value
Aerospace and Defense — 0.1%

International Lease Finance Corp., Sr. Notes
6.50%, 9/1/14(8)		750	$798,750
6.75%, 9/1/16(8)		750	798,750
7.125%, 9/1/18(8)		750	802,500

			$2,400,000

Beverage and Tobacco — 0.2%

Refresco Group BV, Sr. Notes, Variable Rate
5.42%, 5/15/18(9)	EUR	2,000	$2,898,944

			$2,898,944

Building and Development — 0.7%

AMO Escrow Corp., Sr. Notes
11.50%, 12/15/17(8)		4,005	$4,315,387
Calcipar SA, Sr. Notes
6.875%, 5/1/18(8)		1,000	1,012,500
Grohe Holding GmbH, Variable Rate
4.48%, 1/15/14(9)	EUR	5,905	8,421,254

			$13,749,141

Cable and Satellite Television — 0.3%

Virgin Media Finance PLC, Sr. Notes
6.50%, 1/15/18		5,000	$5,525,000

			$5,525,000

Chemicals and Plastics — 0.4%

Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19(8)		2,500	$2,603,125
Styrolution Group GmbH, Sr. Notes
7.625%, 5/15/16(8)	EUR	3,100	4,320,756
Wellman Holdings, Inc., Sr. Sub. Notes
5.00%, 1/29/19(4)(7)		733	406,623

			$7,330,504

Diversified Financial Services — 0.1%

Telenet Finance IV Luxembourg S.C.A., Sr. Notes, Variable Rate
5.346%, 6/15/21(8)	EUR	1,000	$1,431,511

			$1,431,511

Ecological Services and Equipment — 0.0%(10)

Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(7)		75	$64,034

			$64,034

Electronics/Electrical — 0.3%

NXP BV/NXP Funding, LLC, Variable Rate
2.999%, 10/15/13		6,107	$6,126,084

			$6,126,084

Financial Intermediaries — 0.5%

First Data Corp., Sr. Notes
7.375%, 6/15/19(8)		2,500	$2,531,250
UPCB Finance II, Ltd., Sr. Notes
6.375%, 7/1/20(8)	EUR	3,000	4,078,998

	Principal
	Amount*
Security	(000’s omitted)	Value
UPCB Finance III, Ltd., Sr. Notes
6.625%, 7/1/20(8)	3,000	$3,022,500

		$9,632,748

Leisure Goods/Activities/Movies — 0.4%

MU Finance PLC, Sr. Notes
8.375%, 2/1/17(8)	4,000	$4,260,000
NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(8)	2,500	2,715,625

		$6,975,625

Telecommunications — 0.1%

EH Holding Corp., Sr. Notes
6.50%, 6/15/19(8)	2,000	$2,067,500

		$2,067,500

Utilities — 1.0%

Calpine Corp., Sr. Notes
7.50%, 2/15/21(8)	9,025	$9,386,000
7.875%, 1/15/23(8)	7,875	8,278,594

		$17,664,594

Total Corporate Bonds & Notes (identified cost $71,295,234)		$75,865,685

Asset-Backed Securities — 0.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Assemblies of God Financial Real Estate, Series 2004-1A, Class A, 2.399%, 6/15/29(8)(11)	$649	$652,623
Carlyle High Yield Partners, Series 2004-6A, Class C, 2.716%, 8/11/16(8)(11)	1,000	837,539

Total Asset-Backed Securities (identified cost $1,648,924)		$1,490,162

Common Stocks — 1.5%

Security	Shares	Value
Automotive — 0.3%
Dayco Products, LLC(7)(12)(13)	48,926	$2,739,856
Hayes Lemmerz International, Inc.(7)(12)(13)	44,747	2,684,820

		$5,424,676

Building and Development — 0.0%(10)
Lafarge Roofing(7)(12)(13)	4,766	$0
Lafarge Roofing(7)(12)(13)	4,766	0
Lafarge Roofing(7)(12)(13)	4,766	0
United Subcontractors, Inc.(7)(12)(13)	1,646	126,359
WCI Communities, Inc.(7)(12)(13)	7,595	797,499

		$923,858

Chemicals and Plastics — 0.1%
Vita Cayman II, Ltd.(7)(12)(13)	3,877	$1,225,589
Wellman Holdings, Inc.(7)(12)(13)	662	0

		$1,225,589

Security	Shares	Value
Ecological Services and Equipment — 0.0%(10)
Environmental Systems Products Holdings, Inc.(7)(12)(14)	1,242	$28,057

		$28,057

Financial Intermediaries — 0.0%(10)
RTS Investor Corp.(7)(12)(13)	250	$55,156

		$55,156

Food Service — 0.0%(10)
Buffets, Inc.(7)(12)	66,567	$274,589

		$274,589

Home Furnishings — 0.1%
Oreck Corp.(7)(12)(13)	4,230	$290,051
Sanitec Europe Oy B Units(12)(13)	157,491	905,195
Sanitec Europe Oy E Units(7)(12)(13)	154,721	0

		$1,195,246

Investment Services — 0.0%
Safelite Realty Corp.(7)(12)(14)	20,048	$0

		$0

Leisure Goods/Activities/Movies — 0.2%
Metro-Goldwyn-Mayer Holdings, Inc.(12)(13)	158,338	$3,520,060

		$3,520,060

Lodging and Casinos — 0.1%
Herbst Gaming, Inc.(7)(12)(13)	167,709	$853,637
Tropicana Entertainment, Inc.(7)(12)(13)	40,751	657,110

		$1,510,747

Publishing — 0.6%
Ion Media Networks, Inc.(7)(12)(13)	13,247	$9,272,900
MediaNews Group, Inc.(7)(12)(13)	66,239	1,255,227
Source Interlink Companies, Inc.(7)(12)(13)	2,290	80,471
Star Tribune Media Holdings Co.(12)	6,089	197,892
SuperMedia, Inc.(12)	16,600	60,590

		$10,867,080

Radio and Television — 0.1%
Cumulus Media, Inc., Class A(12)	8,562	$30,224
New Young Broadcasting Holding Co., Inc.(12)(13)	714	1,954,575

		$1,984,799

Total Common Stocks (identified cost $14,754,455)		$27,009,857

Preferred Stocks — 0.0%(10)

Security	Shares	Value
Ecological Services and Equipment — 0.0%(10)
Environmental Systems Products Holdings, Inc., Series A(7)(12)(14)	284	$17,795

Total Preferred Stocks (identified cost $4,970)		$17,795

Warrants — 0.0%(10)

Security	Shares	Value
Radio and Television — 0.0%(10)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(12)(13)	7	$19,162

		$19,162

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
Oriental Trading Co., Inc., Expires 2/11/16(7)(12)(13)	5,982	$0
Oriental Trading Co., Inc., Expires 2/11/16(7)(12)(13)	5,453	0

		$0

Total Warrants (identified cost $12,030)		$19,162

Short-Term Investments — 3.3%

	Interest/
	Principal
	Amount
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(15)	$48,312	$48,311,983
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/1/11	13,551	13,550,559

Total Short-Term Investments (identified cost $61,862,542)		$61,862,542

Total Investments — 130.3% (identified cost $2,422,252,022)		$2,429,107,015

Less Unfunded Loan Commitments — (1.0)%		$(17,479,783)

Net Investments — 129.3% (identified cost $2,404,772,239)		$2,411,627,232

Other Assets, Less Liabilities — (29.3)%		$(546,752,720)

Net Assets — 100.0%		$1,864,874,512

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

EUR	-	Euro
GBP	-	British Pound Sterling

*		In U.S. dollars unless otherwise indicated.
(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(2)		This Senior Loan will settle after July 31, 2011, at which time the interest rate will be determined.
(3)		Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(4)		Represents a payment-in-kind security which may pay all or a portion of interest in additional par.
(5)		Defaulted matured security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(6)		Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(7)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(8)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2011, the aggregate value of these securities is $53,913,908 or 2.9% of the Portfolio’s net assets.
(9)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(10)		Amount is less than 0.05%.
(11)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2011.
(12)		Non-income producing security.
(13)		Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(14)		Restricted security.
(15)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $53,844.

A summary of open financial instruments at July 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement				Net Unrealized
Date	Deliver	In Exchange For	Counterparty	Depreciation
8/31/11	British Pound Sterling 16,808,427	United States Dollar 27,489,257	JPMorgan Chase Bank	$(92,779)
8/31/11	Euro 44,660,316	United States Dollar 62,879,045	Citigroup Global Markets	(1,253,221)
9/30/11	British Pound Sterling 10,836,849	United States Dollar 17,341,559	Goldman Sachs, Inc.	(435,483)
9/30/11	Euro 47,571,836	United States Dollar 68,138,805	HSBC Bank USA	(122,045)
10/31/11	British Pound Sterling 10,098,597	United States Dollar 16,491,160	JPMorgan Chase Bank	(69,481)
10/31/11	Euro 41,662,325	United States Dollar 59,676,072	Deutsche Bank	(56,643)

				$(2,029,652)

Interest Rate Swaps

	Notional	Portfolio
	Amount	Pays/Receives	Floating	Annual	Termination	Net Unrealized
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	Depreciation
Citibank NA	$15,000	Receive	3-month USD-LIBOR-BBA	0.98%	6/24/14	$(82,476)
Citibank NA	15,000	Receive	3-month USD-LIBOR-BBA	1.81%	6/24/16	(190,416)

						$(272,892)

At July 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts with respect to a portion of the bonds.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2011 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$—	$(2,029,652)

		$—	$(2,029,652)

Interest Rate	Interest Rate Swaps	$—	$(272,892)

		$—	$(272,892)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,405,213,289

Gross unrealized appreciation	$44,239,250
Gross unrealized depreciation	(37,825,307)

Net unrealized appreciation	$6,413,943

Restricted Securities

At July 31, 2011, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	(1)	$28,057
Safelite Realty Corp.	9/29/00-11/10/00	20,048	$0	(1)	0

Total Common Stocks			$0		$28,057

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	284	$4,970		$17,795

Total Restricted Securities			$4,970		$45,852

(1) Less than $0.50.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$2,242,274,580	$3,087,449	$2,245,362,029
Corporate Bonds & Notes	—	75,395,028	470,657	75,865,685
Asset-Backed Securities	—	1,490,162	—	1,490,162
Common Stocks	90,814	6,577,722	20,341,321	27,009,857
Preferred Stocks	—	—	17,795	17,795
Warrants	—	19,162	0	19,162
Short-Term Investments	—	61,862,542	—	61,862,542

Total Investments	$90,814	$2,387,619,196	$23,917,222	$2,411,627,232

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(2,029,652)	$—	$(2,029,652)
Interest Rate Swaps	—	(272,892)	—	(272,892)

Total	$—	$(2,302,544)	$—	$(2,302,544)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments
	in Senior	Investments in
	Floating-Rate	Corporate	Investments in	Investments in	Investments in
	Interests	Bonds & Notes	Common Stocks	Preferred Stocks	Warrants	Total
Balance as of October 31, 2010	$1,517,576	$74,220	$1,380,581	$65,759	$—	$3,038,136
Realized gains (losses)	332	—	259,002	23,513	—	282,847
Change in net unrealized appreciation (depreciation)	(490,574)	373,493	6,733,989	(42,977)	—	6,573,931
Cost of purchases	2,040,469	5,004	1,040,631	—	0	3,086,104
Proceeds from sales	(7,674)	—	(673,145)	(28,500)	—	(709,319)
Accrued discount (premium)	27,320	17,940	—	—	—	45,260
Transfers to Level 3*	—	—	11,600,263	—	—	11,600,263
Transfers from Level 3*	—	—	—	—	—	—

Balance as of July 31, 2011	$3,087,449	$470,657	$20,341,321	$17,795	$0	$23,917,222

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2011	$(54,400)	$(635)	$6,290,946	$(181,126)	$—	$6,054,785

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.

At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Senior Debt Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date: September 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date: September 26, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: September 26, 2011